Earnings per share	12 Months Ended
Jun. 30, 2026
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Earnings per share

28. Earnings per share

Below is a reconciliation between the weighted-average number of common shares outstanding and the diluted weighted-average number of common shares.

	June 30, 2026	June 30, 2025	June 30, 2024
Weighted - average outstanding shares	779	747	742
Concepts that affect dilution (ii)	-	70	-
Weighted - average diluted common shares	779	817	742	(i)

(ii) Potential ordinary shares arising from the Group's share-based incentive plans (Note 29) have been included in the calculation of diluted earnings per share; their effect is not significant.

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 “Earning per share” by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year, excluding ordinary shares purchased by the Group and held as treasury shares

	June 30, 2026	June 30, 2025	June 30, 2024
Profit / (loss) for the year attributable to equity holders of the parent	393,510	260,661	(54,230)
Weighted average number of common shares outstanding	779	747	742
Basic earnings per share	505.15	348.94	(73.09	)(i)

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares.

	June 30, 2026	June 30, 2025	June 30, 2024
Profit / (loss) for the year attributable to equity holders of the parent	393,510	260,661	(54,230)
Weighted average number of common shares outstanding	779	817	742
Diluted earnings per share	505.15	319.05	(73.09	)(i)

(i) Given that the result for the year showed losses, there is no diluted effect of such result.